FAIR VALUE OF FINANCIAL INSTRUMENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Fair Value Disclosures [Abstract]
Fair Value Disclosures [Text Block]
NOTE 8 – FAIR VALUE MEASUREMENT

The Company adopted the provisions of Accounting Standards Codification subtopic 825-10, Financial Instruments (“ASC 825-10”). ASC 825-10 defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Company considers the principal or most advantageous market in which it would transact and considers assumptions that market participants would use when pricing the asset or liability, such as inherent risk, transfer restrictions, and risk of nonperformance. ASC 825-10 establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. ASC 825-10 establishes three levels of inputs that may be used to measure fair value:

Level 1 – Quoted prices in active markets for identical assets or liabilities.

Level 2 – Observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities; quoted prices in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which all significant inputs are observable or can be derived principally from or corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3 – Unobservable inputs to the valuation methodology that are significant to the measurement of fair value of assets or liabilities.

All items required to be recorded or measured on a recurring basis are based upon level 3 inputs.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement is disclosed and is determined based on the lowest level input that is significant to the fair value measurement.

Upon adoption of ASC 825-10, there was no cumulative effect adjustment to beginning retained earnings and no impact on the financial statements.
The carrying value of the Company’s cash and cash equivalents, accounts payable and other current assets and liabilities approximate fair value because of their short-term maturity.

As of March 31, 2015 or December 31, 2014, the Company did not have any items that would be classified as level 1 or 2 disclosures.

The Company recognizes its derivative and warrant liabilities as level 3 and values its derivatives using the methods discussed in Note 6. While the Company believes that its valuation methods are appropriate and consistent with other market participants, it recognizes that the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different estimate of fair value at the reporting date. The primary assumptions that would significantly affect the fair values using the methods discussed in Note 6 are that of volatility and market price of the underlying common stock of the Company.

As of March 31, 2015 and December 31, 2014, the Company did not have any derivative instruments that were designated as hedges.

The derivative and warrant liability as of March 31, 2015, in the amount of $1,242,590 and $4,097,444 has a level 3 classification, respectively.

The following table provides a summary of changes in fair value of the Company’s Level 3 financial liabilities as of March 31, 2015:

	Warrant Liability	Derivative
Balance, December 31, 2014	$-	$-
Total (gains) losses
Initial fair value of derivative at March 31, 2015, reclassified from equity	—	1,242,590
Initial fair value of warrant liability at March 31, 2015, reclassified from equity	4,097,444	—

Balance, March 31, 2015	$4,097,444	$1,242,590

Fluctuations in the Company’s stock price are a primary driver for the changes in the derivative valuations during each reporting period. As the stock price increases for each of the related derivative instruments, the value to the holder of the instrument generally increases, therefore increasing the liability on the Company’s balance sheet. Additionally, stock price volatility is one of the significant unobservable inputs used in the fair value measurement of each of the Company’s derivative instruments.

NOTE 12 – FAIR VALUE OF FINANCIAL INSTRUMENTS

The Company follows the provisions of ASC 825-10.  For financial assets and liabilities included within the scope of ASC 825-10, the Company was required to adopt the provisions of ASC 825-10 prospectively as of the beginning of Fiscal 2009.  The adoption of ASC 825-10 did not have a material impact on our consolidated financial position or results of operations.

 The Company determined that the anti-dilutive provisions embedded in the Series C 9% Convertible Preferred Stock and related issued warrants did not meet the defined criteria of a derivative in such that the net settlement requirement of delivery of common shares does not meet the “readily convertible to cash” as described in Accounting Standards Codification 815 and therefore bifurcation is not required.  As of December 31, 2014, the Company’ s common stock was thinly traded and there was no active trading market.

The Company determined that there were no items required to be measured at fair value on a recurring basis in the consolidated financial statements as of December 31, 2014 and 2013.